UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-03657

DWS State Tax-Free Income Series
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  8/31

Date of reporting period:  11/30/2011

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2011 (Unaudited)

DWS New York Tax-Free Income Fund
	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 93.9%
New York 87.7%
Albany, NY, Industrial Development Agency, Civic Facility Revenue, St. Peter's Hospital Project:
Series A, 5.25%, 11/15/2027	1,000,000	991,980
Series A, 5.75%, 11/15/2022	1,000,000	1,062,150
Buffalo, NY, Other General Obligation, School Improvement, Series D, 5.5%, 12/15/2015, INS: FGIC, NATL	1,000,000	1,002,220
Erie County, NY, County General Obligation, Public Improvement, 6.125%, 1/15/2012, INS: FGIC, NATL	590,000	593,971
Haverstraw-Stony Point, NY, Central School District, 5.0%, 10/15/2021, INS: AGMC	4,500,000	5,052,960
Hudson, NY, Yards Infrastructure Corp. Revenue, Series A, 5.75%, 2/15/2047	3,000,000	3,178,950
Liberty, NY, Development Corp. Revenue, Goldman Sachs Headquarters:
5.25%, 10/1/2035	5,000,000	5,057,500
5.5%, 10/1/2037, GTY: Goldman Sachs Group, Inc.	2,500,000	2,614,875
Long Island, NY, Electric System Revenue, Power Authority:
Zero Coupon, 6/1/2012, INS: AGMC	10,000,000	9,979,200
Series D, 5.0%, 9/1/2023, INS: NATL	5,000,000	5,435,500
Long Island, NY, Power Authority, Series A, 5.0%, 5/1/2038	2,000,000	2,056,660
Metropolitan Transportation Authority, NY, Dedicated Tax Fund:
Series B, 5.0%, 11/15/2034	2,000,000	2,105,180
Series A, 5.5%, 11/15/2039	5,000,000	5,374,550
Metropolitan Transportation Authority, NY, Revenue, Series A, 5.0%, 11/15/2022, INS: AGMC	1,575,000	1,758,881
Monroe County, NY, General Obligation, Public Improvement:
6.0%, 3/1/2013, INS: NATL	1,050,000	1,105,482
6.0%, 3/1/2014, INS: NATL	1,040,000	1,129,398
6.0%, 3/1/2017, INS: NATL	1,410,000	1,631,215
6.0%, 3/1/2018, INS: NATL	1,130,000	1,319,874
Nassau County, NY, Health Care Corp. Revenue, 0.08% **, 8/1/2029, LOC: TD Bank NA	900,000	900,000
New York, Higher Education Revenue, Dormitory Authority, Colgate University:
6.0%, 7/1/2016, INS: NATL	900,000	1,002,240
6.0%, 7/1/2021, INS: NATL	850,000	1,030,327
New York, Higher Education Revenue, Dormitory Authority, Green Chimneys School, Series A, 5.5%, 7/1/2018, INS: AMBAC	1,120,000	1,123,853
New York, Higher Education Revenue, Dormitory Authority, New York University, Series A, 5.75%, 7/1/2027, INS: NATL	3,000,000	3,584,280
New York, Higher Education Revenue, Dormitory Authority, Pace University, ETM, 6.5%, 7/1/2012, INS: NATL	500,000	514,085
New York, Higher Education Revenue, Urban Development Corp., Syracuse University, Center for Science & Technology:
5.5%, 1/1/2015	3,695,000	3,935,581
5.5%, 1/1/2017	4,890,000	5,759,002
New York, Hospital & Healthcare Revenue, Dormitory Authority, Sloan Kettering Institute, Series C, 5.5%, 7/1/2023, INS: NATL	3,000,000	3,635,940
New York, Liberty Development Corp. Revenue, Second Priority, Bank of America Tower at One Bryant Park LLC, "1", 5.625%, 1/15/2046	2,000,000	2,077,760
New York, Liberty Development Corp. Revenue, World Trade Center Project, 5.0%, 11/15/2031	2,250,000	2,331,225
New York, Metropolitan Transportation Authority Revenue, Series D, 5.0%, 11/15/2034	1,000,000	1,023,540
New York, Sales & Special Tax Revenue, Local Government Assistance Corp.:
Series E, 5.25%, 4/1/2016, INS: NATL	1,185,000	1,365,310
Series C, 5.5%, 4/1/2017	4,000,000	4,673,320
New York, Sales & Special Tax Revenue, Metropolitan Transportation Authority, Series A, Prerefunded, 5.25%, 4/1/2016, INS: AGMC (a)	2,000,000	2,261,420
New York, Sales Tax Asset Receivable Corp.:
Series A, 5.0%, 10/15/2026, INS: NATL	5,000,000	5,425,300
Series A, 5.0%, 10/15/2029, INS: AMBAC	5,000,000	5,371,350
New York, Seneca Nation Indians, Capital Improvements Authority Revenue, Special Obligation, Series A, 144A, 5.25%, 12/1/2016	2,500,000	2,346,325
New York, State Agency General Obligation Lease, Dormitory Authority, City University System:
Series A, 5.625%, 7/1/2016, INS: AMBAC	1,100,000	1,189,353
5.75%, 7/1/2018, INS: AGMC	2,250,000	2,608,920
New York, State Agency Revenue Lease, Urban Development Corp., Correctional Facilities, Series A, 5.5%, 1/1/2014, INS: AGMC	295,000	307,927
New York, State Dormitory Authority Revenue, Non-State Supported Debt, North Shore-Long Island Jewish Health Care, Inc., Series A, 5.0%, 5/1/2032	2,000,000	2,020,120
New York, State Dormitory Authority Revenue, Mental Health Services Facilities Improvement, Series D, 5.0%, 8/15/2018, INS: FGIC, NATL	3,120,000	3,413,654
New York, State Dormitory Authority Revenue, Montefiore Hospital, 5.0%, 8/1/2023, INS: FGIC, NATL	2,995,000	3,264,909
New York, State Dormitory Authority Revenue, State University Educational Facilities, 5.875%, 5/15/2017, INS: FGIC, NATL	2,325,000	2,707,416
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Yeshiva University, Series A, 5.0%, 11/1/2031	1,000,000	1,034,350
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Cornell University, Series C, 5.0%, 7/1/2037	2,510,000	2,686,102
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Mount Sinai School of Medicine of New York University, 5.25%, 7/1/2033	5,000,000	5,197,800
New York, State Dormitory Authority Revenues, Non-State Supported Debt, New York University:
Series A, 5.0%, 7/1/2039	3,000,000	3,147,480
Series A, 5.25%, 7/1/2034	5,000,000	5,420,600
New York, State Dormitory Authority Revenues, Non-State Supported Debt, North Shore Long Island Jewish Health System, Series A, 5.5%, 5/1/2037	1,500,000	1,547,355
New York, State Dormitory Authority Revenues, Non-State Supported Debt, NYU Hospitals Center:
Series B, 5.25%, 7/1/2024	865,000	900,595
Series A, 6.0%, 7/1/2040	1,500,000	1,567,920
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Orange Regional Medical Center, 6.125%, 12/1/2029	3,000,000	3,008,790
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Rochester Institute of Technology, 5.0%, 7/1/2040	2,500,000	2,598,050
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Rockefeller University:
Series C, 5.0%, 7/1/2040	2,750,000	2,925,532
Series A, 5.0%, 7/1/2041	2,000,000	2,140,320
New York, State Dormitory Authority Revenues, Non-State Supported Debt, School Districts Financing Program, Series C, 5.0%, 10/1/2031, INS: AGC	2,000,000	2,121,560
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Yeshiva University, 5.0%, 9/1/2038	1,500,000	1,509,945
New York, State Dormitory Authority, State Personal Income Tax Revenue:
Series A, 5.0%, 2/15/2034	3,900,000	4,135,638
Series A, 5.0%, 3/15/2038	1,250,000	1,308,575
New York, State Environmental Facilities Corp. Revenue, State Revolving Funds, Series C, 5.0%, 5/15/2041	2,500,000	2,675,900
New York, State Environmental Facilities Corp., State Clean Water & Drinking Revolving Funds, New York City Municipal Water Finance Authority Projects, 5.0%, 6/15/2036	3,340,000	3,573,967
New York, State General Obligation Lease, Dormitory Authority, City University System, Series A, 5.75%, 7/1/2018, INS: FGIC, NATL	2,000,000	2,267,500
New York, State General Obligation Lease, Dormitory Authority, Judicial Facilities, ETM, 7.375%, 7/1/2016, INS: NATL	55,000	63,857
New York, State General Obligation Lease, Urban Development Corp., State Facilities, 5.6%, 4/1/2015	2,260,000	2,457,637
New York, State General Obligation, Tobacco Settlement Financing Corp., Series A-1, 5.5%, 6/1/2019	6,000,000	6,379,860
New York, State Housing Finance Agency, State Personal Income Tax Revenue, Economic Development & Housing:
Series A, 5.0%, 9/15/2030, INS: FGIC, NATL	4,000,000	4,164,320
Series A, 5.0%, 3/15/2039	5,150,000	5,388,033
New York, State Power Authority Revenue, Series A, 5.0%, 11/15/2038	1,500,000	1,608,810
New York, State Thruway Authority Highway & Bridge Trust Fund, Series B, 5.0%, 4/1/2021, INS: AMBAC	10,000,000	11,138,300
New York, State Urban Development Corp. Revenue, Series D, 5.625%, 1/1/2028	4,000,000	4,416,960
New York, State Urban Development Corp. Revenue, Personal Income Tax, Series B, 5.0%, 3/15/2023	45,000	50,549
New York, Tobacco Settlement Financing Corp., Series B-1C, 5.5%, 6/1/2019	5,000,000	5,316,550
New York, Transportation/Tolls Revenue, Triborough Bridge & Tunnel Authority, Series Y, ETM, 6.125%, 1/1/2021	7,205,000	9,449,502
New York, Triborough Bridge & Tunnel Authority Revenues, Series A-2, 5.25%, 11/15/2034	4,500,000	4,905,675
New York, United Nations Development Corp. Revenue, Series A, 5.0%, 7/1/2026	1,000,000	1,084,590
New York, Water & Sewer Revenue, Environmental Facilities Corp., Riverbank State Park, 6.25%, 4/1/2012, INS: AMBAC	1,010,000	1,022,352
New York, Water & Sewer Revenue, Environmental Facilities Corp., State Water Pollution Control, Series E, 6.5%, 6/15/2014	40,000	40,205
New York & New Jersey, Port Authority, One Hundred Forty-Seventh, AMT, 5.0%, 10/15/2027, INS: FGIC, NATL	10,000,000	10,417,500
New York & New Jersey, Port Authority, One Hundred Forty-Sixth, AMT, 5.0%, 12/1/2021, INS: AGMC	4,000,000	4,364,040
New York & New Jersey, Port Authority, Special Obligation Revenue, JFK International Air Terminal LLC, 6.0%, 12/1/2042	1,025,000	1,074,200
New York City, NY, Health & Hospital Corp. Revenue, Health Systems, Series A, 5.0%, 2/15/2030	4,000,000	4,190,280
New York City, NY, Housing Development Corp. Revenue, NYC Housing Authority Project, Series A, 5.0%, 7/1/2025, INS: FGIC, NATL	2,100,000	2,204,874
New York City, NY, Industrial Development Agency Revenue, Liberty-7, World Trade Center, Series A, 6.25%, 3/1/2015	2,000,000	2,004,280
New York City, NY, Industrial Development Agency, Special Facility Revenue, American Airlines, JFK International Airport, AMT, 7.75%, 8/1/2031, GTY: AMR Corp.	1,530,000	1,320,665
New York City, NY, Industrial Development Agency, Special Facility Revenue, British Airways PLC Project, AMT, 7.625%, 12/1/2032	2,000,000	1,966,140
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Second Generation, Series FF, 5.0%, 6/15/2031	1,000,000	1,081,130
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Series DD-2, 0.06% **, 6/15/2043, SPA: Bank of New York Mellon Corp.	500,000	500,000
Series A-2, 0.06% **, 6/15/2044, SPA: Mizuho Corporate Bank	600,000	600,000
Series A, 5.75%, 6/15/2040	4,000,000	4,493,480
New York City, NY, Transitional Finance Authority Building Aid Revenue, Fiscal 2009, Series S-5, 5.0%, 1/15/2032	1,000,000	1,049,720
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series A, 5.0%, 5/1/2038	4,000,000	4,185,160
New York, NY, General Obligation:
Series B, 5.0%, 8/1/2026	3,085,000	3,397,912
Series H, 5.125%, 8/1/2018, INS: NATL	105,000	105,401
Series I-1, 5.375%, 4/1/2036	3,000,000	3,280,800
Series I-1, 5.625%, 4/1/2029	3,000,000	3,403,980
New York, NY, Project Revenue, Industrial Development Agency, YMCA Greater Project, 5.8%, 8/1/2016	610,000	611,629
New York, NY, Water & Sewer Revenue, Municipal Water Finance Authority, Series D, Zero Coupon, 6/15/2017	5,000,000	4,530,050
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Revenue, Series D, 5.55%, 11/15/2024, GTY: Covanta ARC LLC	3,760,000	3,801,586
Niagara Falls, NY, Transportation/Tolls Revenue, Bridge Commission, 5.25%, 10/1/2015, INS: FGIC, NATL	5,945,000	6,261,452
Oneida-Herkimer, NY, Resource Recovery Revenue, Solid Waste Management Authority:
5.5%, 4/1/2013, INS: AGMC	500,000	531,025
5.5%, 4/1/2014, INS: AGMC	1,000,000	1,099,720
Orange County, NY, Senior Care Revenue, Industrial Development Agency, The Glen Arden Project:
5.625%, 1/1/2018	1,515,000	1,291,886
5.7%, 1/1/2028	3,250,000	2,325,570
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute, Series A, 5.125%, 9/1/2040	4,000,000	4,033,360

		296,704,722
Puerto Rico 6.1%
Puerto Rico, Electric Power Authority Revenue:
Series UU, 0.769% *, 7/1/2029, INS: AGMC	10,000,000	6,456,000
6.0%, 7/1/2012, INS: NATL	4,020,000	4,137,867
Puerto Rico, Highway & Transportation Authority Revenue:
Series Z, ETM, 6.0%, 7/1/2018, INS: AGMC	1,475,000	1,830,873
Series Z, 6.0%, 7/1/2018, INS: AGMC	1,275,000	1,467,474
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Convertible Capital Appreciation:
Series A, Step-up Coupon, 0% to 8/1/2016, 6.75% to 8/1/2032	5,000,000	4,527,650
Series A, Step-up Coupon, 0% to 8/1/2019, 6.25% to 8/1/2033	3,090,000	2,211,451

		20,631,315
Virgin Islands 0.1%
Virgin Islands, Public Finance Authority Revenue, Capital Projects, Series A-1, 5.0%, 10/1/2039	500,000	462,205

Total Municipal Bonds and Notes (Cost $298,066,654)		317,798,242
Municipal Inverse Floating Rate Notes (b) 13.2%
New York
New York, State Thruway Authority, Highway & Bridge Trust Fund, Series B, 5.0%, 4/1/2019, INS: AMBAC (c)	10,000,000	11,221,100
Trust: New York, State Thruway Authority, Highway & Bridge Trust Fund, Series 1071-1, 144A, 9.32%, 4/1/2019, Leverage Factor at purchase date: 2 to 1
New York, State Urban Development Corp. Revenue, State Personal Income Tax, Series B, 5.0%, 3/15/2023 (c)	9,900,000	11,120,868
Trust: New York, State Urban Development Corp. Revenue, Series 2887, 144A, 17.96%, 3/15/2023, Leverage Factor at purchase date: 4 to 1
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Series FF-2, 5.5%, 6/15/2040 (c)	10,000,000	10,985,100
Trust: New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Series 3384, 144A, 19.99%, 6/15/2040, Leverage Factor at purchase date: 4 to 1
New York City, NY, Transitional Finance Authority Revenue, Series B, 5.0%, 11/1/2023 (c)	10,000,000	11,298,500
Trust: New York City, NY, Transitional Finance Authority Revenue, Series 3283, 144A, 17.945%, 11/1/2023, Leverage Factor at purchase date: 4 to 1

Total Municipal Inverse Floating Rate Notes (Cost $41,130,043)		44,625,568

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $339,196,697) †	107.1	362,423,810
Other Assets and Liabilities, Net	(7.1)	(24,151,282)

Net Assets	100.0	338,272,528

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of November 30, 2011.

**
Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of November 30, 2011.

†
The cost for federal income tax purposes was $338,325,065.  At November 30, 2011, net unrealized appreciation  for all securities based on tax cost was $24,098,745.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $25,779,406 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,680,661.

(a) At November 30, 2011, this security has been pledged, in whole or in part, as collateral for open interest rate swap contracts.
(b) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund.
(c) Security forms part of the below tender option bond trust. Principal Amount and Value shown take into account the leverage factor.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

FGIC: Financial Guaranty Insurance Co.
GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

At November 30, 2011, open interest rate swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Depreciation ($)

10/26/2012 10/26/2031	5,750,0001	Fixed — 3.11%	Floating — LIBOR	(281,722)	—	(281,722)

Counterparty:
1	JPMorgan Chase Securities, Inc.
LIBOR: London InterBank Offered Rate

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Municipal Investments(d)	$—	$362,423,810	$—	$362,423,810
Total	$—	$362,423,810	$—	$362,423,810

Liabilities
Derivatives(e)	$—	$(281,722)	$—	$(281,722)
Total	$—	$(281,722)	$—	$(281,722)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended November 30, 2011
(d)	See Investment Portfolio for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on interest rate swap contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized (depreciation) of the Fund's derivative instruments as November 30, 2011 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps
Interest Rate Contracts	$(281,722)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS New York Tax-Free Income Fund, a series of DWS State Tax-Free Income Series

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	January 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	January 20, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 20, 2012